Long-term Debt and Credit Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Deferred Financing Costs [Member]	Mar. 31, 2012 Deferred Financing Costs [Member]	Mar. 31, 2011 Deferred Financing Costs [Member]	Aug. 31, 2007 Revolving credit facility [Member] Deferred Financing Costs [Member]	Jul. 20, 2010 New Revolving Credit Facility [Member] Deferred Financing Costs [Member]	Mar. 31, 2013 Second lien facility [Member]	Mar. 31, 2012 Second lien facility [Member]	Aug. 31, 2007 Second lien facility [Member] Term loan [Member]	Mar. 31, 2013 First lien facility [Member]	Mar. 31, 2013 First lien facility [Member] Minimum [Member]	Mar. 31, 2013 First lien facility [Member] Maximum [Member]	Aug. 31, 2007 First lien facility [Member] Term loan [Member]	Mar. 31, 2013 First lien facility [Member] Revolving credit facility [Member]	Mar. 31, 2012 First lien facility [Member] Revolving credit facility [Member]	Aug. 31, 2007 First lien facility [Member] Initial Revolving Credit Facility [Member]	Jul. 20, 2010 First lien facility [Member] Additional Revolving Credit Facility [Member]
Long Term Debt [Line Items]
Credit facilities, maximum borrowing capacity										$ 100,000				$ 305,000	$ 100,000	$ 100,000	$ 45,000	$ 55,000
Term loan maturity date											2014-08-28
Revolving credit facility maturity date											2013-08-28
Annual repayment of first lien facility											3,050
Repay amount range under facility												0.00%	50.00%
Term loan interest rate under first lien facility	2.95%	2.99%
Interest rate of undrawn credit facility	2.20%	3.95%
Outstanding letter of credit	1,166	973
Duration of term loan								8 years
Lien 2 repayment									45,000
Repayment premium									0
Fee incurred on closing of credit facility						13,090	1,385
Amortization of deferred financing fees			$ 2,155	$ 2,991	$ 3,270